Delaware Life Variable Account D

Financial Statements as of and for the Year Ended December 31, 2025

and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)
Report of Independent Registered Public Accounting Firm	1-2

Financial Statements:

Statement of Assets and Liabilities	3-4

Statement of Operations	5-7

Statements of Changes in Net Assets	8-11

Notes to the Financial Statements	12-18

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account D (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

MFS Corporate Bond Portfolio (Class A) Sub-Account (MB9)

MFS Massachusetts Investors Growth Stock Fund (Class A) Sub-Account (MB2)

MFS Massachusetts Investors Trust (Class A) Sub-Account (MB4)

MFS Total Return Fund (Class A) Sub-Account (ME5)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

2

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets			Liabilities
	Shares	Cost	Investments at Fair Value	Total Assets	Payable to Sponsor	Net Assets
MFS Corporate Bond Portfolio (Class A) Sub-Account (MB9)	402	$4,986	$5,037	$5,037	$—	$5,037
MFS Massachusetts Investors Growth Stock Fund (Class A) Sub-Account (MB2)	11,638	405,475	483,459	483,459	—	483,459
MFS Massachusetts Investors Trust (Class A) Sub-Account (MB4)	12,628	454,405	448,787	448,787	—	448,787
MFS Total Return Fund (Class A) Sub-Account (ME5)	21,086	398,121	405,690	405,690	—	405,690
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	516,880	516,880	516,880	516,880	266	516,614
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	38,668	489,150	418,392	418,392	—	418,392
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	60,993	327,143	310,452	310,452	—	310,452
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	274,709	5,839,359	6,194,689	6,194,689	—	6,194,689

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
MB9	93	$5,037	$—	$5,037
MB2	1,437	483,459	—	483,459
MB4	1,724	448,787	—	448,787
ME5	2,900	405,690	—	405,690
MD8	27,241	516,342	272	516,614
M96	11,269	418,392	—	418,392
MA6	4,249	310,452	—	310,452
MD6	97,977	6,194,689	—	6,194,689

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB9 Sub-Account	MB2 Sub-Account	MB4 Sub-Account
Income:
Dividend income	$2,479	$2,074	$2,294
Expenses:
Mortality and expense risk charges	(667)	(6,534)	(7,704)

Net investment income (loss)	1,812	(4,460)	(5,410)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(20,190)	81,362	87,016
Realized gain distributions	—	47,684	55,087

Net realized gains (losses)	(20,190)	129,046	142,103

Net change in unrealized appreciation (depreciation)	20,065	(98,975)	(107,698)

Net realized and change in unrealized gains (losses)	(125)	30,071	34,405

Net increase (decrease) in net assets from operations	$1,687	$25,611	$28,995

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	ME5 Sub-Account	MD8 Sub-Account	M96 Sub-Account
Income:
Dividend income	$9,882	$19,495	$18,301
Expenses:
Mortality and expense risk charges	(4,638)	(6,306)	(5,022)

Net investment income (loss)	5,244	13,189	13,279

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	735	—	(13,050)
Realized gain distributions	24,122	—	—

Net realized gains (losses)	24,857	—	(13,050)

Net change in unrealized appreciation (depreciation)	5,668	—	24,059

Net realized and change in unrealized gains (losses)	30,525	—	11,009

Net increase (decrease) in net assets from operations	$35,769	$13,189	$24,288

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA6 Sub-Account	MD6 Sub-Account
Income:
Dividend income	$20,539	$16,580
Expenses:
Mortality and expense risk charges	(3,859)	(74,346)

Net investment income (loss)	16,680	(57,766)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(15,748)	363,363
Realized gain distributions	—	873,998

Net realized gains (losses)	(15,748)	1,237,361

Net change in unrealized appreciation (depreciation)	21,813	(666,145)

Net realized and change in unrealized gains (losses)	6,065	571,216

Net increase (decrease) in net assets from operations	$22,745	$513,450

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB9 Sub-Account		MB2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,812	$4,595	$(4,460)	$(7,185)
Net realized gains (losses)	(20,190)	(280)	129,046	99,408
Net change in unrealized appreciation (depreciation)	20,065	(2,172)	(98,975)	5,336

Increase (decrease) in net assets from operations	1,687	2,143	25,611	97,559

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	305	6	(875)	21
Withdrawals, surrenders, annuitizations and contract charges	(141,927)	(421)	(205,910)	(90,102)

Net accumulation activity	(141,622)	(415)	(206,785)	(90,081)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(141,622)	(415)	(206,785)	(90,081)

Total increase (decrease) in net assets	(139,935)	1,728	(181,174)	7,478
Net assets at beginning of year	144,972	143,244	664,633	657,155

Net assets at end of year	$5,037	$144,972	$483,459	$664,633

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB4 Sub-Account		ME5 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(5,410)	$(7,475)	$5,244	$4,443
Net realized gains (losses)	142,103	136,841	24,857	33,689
Net change in unrealized appreciation (depreciation)	(107,698)	30,441	5,668	(13,896)

Increase (decrease) in net assets from operations	28,995	159,807	35,769	24,236

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	680	1,236	2,040	3,709
Transfers between Sub-Accounts (including the Fixed Account), net	(1,725)	25	(1)	3
Withdrawals, surrenders, annuitizations and contract charges	(584,230)	(36,785)	(3,718)	(164,005)

Net accumulation activity	(585,275)	(35,524)	(1,679)	(160,293)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(585,275)	(35,524)	(1,679)	(160,293)

Total increase (decrease) in net assets	(556,280)	124,283	34,090	(136,057)
Net assets at beginning of year	1,005,067	880,784	371,600	507,657

Net assets at end of year	$448,787	$1,005,067	$405,690	$371,600

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD8 Sub-Account		M96 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$13,189	$17,601	$13,279	$11,251
Net realized gains (losses)	—	—	(13,050)	(6,933)
Net change in unrealized appreciation (depreciation)	—	—	24,059	(6,016)

Increase (decrease) in net assets from operations	13,189	17,601	24,288	(1,698)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,483	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	27	46	(45)	(2)
Withdrawals, surrenders, annuitizations and contract charges	(11,214)	(1,383)	(52,881)	(28,655)

Net accumulation activity	(6,704)	(1,337)	(52,926)	(28,657)

Annuitization Activity:
Adjustments to annuity reserves	(42)	(35)	—	—

Net annuitization activity	(42)	(35)	—	—

Net increase (decrease) from contract owner transactions	(6,746)	(1,372)	(52,926)	(28,657)

Total increase (decrease) in net assets	6,443	16,229	(28,638)	(30,355)
Net assets at beginning of year	510,171	493,942	447,030	477,385

Net assets at end of year	$516,614	$510,171	$418,392	$447,030

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MD6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$16,680	$19,697	$(57,766)	$(55,007)
Net realized gains (losses)	(15,748)	(2,488)	1,237,361	826,874
Net change in unrealized appreciation (depreciation)	21,813	4,518	(666,145)	142,242

Increase (decrease) in net assets from operations	22,745	21,727	513,450	914,109

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	7	(1,596)	1,588
Withdrawals, surrenders, annuitizations and contract charges	(106,907)	(10,005)	(1,002,317)	(688,589)

Net accumulation activity	(106,907)	(9,998)	(1,003,913)	(687,001)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(106,907)	(9,998)	(1,003,913)	(687,001)

Total increase (decrease) in net assets	(84,162)	11,729	(490,463)	227,108
Net assets at beginning of year	394,614	382,885	6,685,152	6,458,044

Net assets at end of year	$310,452	$394,614	$6,194,689	$6,685,152

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account D (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on August 20, 1985 as a funding vehicle for the variable portion of group fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes, were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account that were commenced during the current year or were opened within the past five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in Transfers between Sub-Accounts, net in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are the fair value measurement of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSCATIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2025, the annual rate varies from 0.95% to 1.25% of the total purchase payments credited to all contract owners’ accounts under contract. These charges are reflected in the Statement of Operations.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Administration charges

Each year on the account anniversary, an account administration fee (“Account Fee”) is deducted from the Variable Account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee varies based on total purchase payments credited to all participants’ accounts under the group contract as highlighted in the following table:

Purchase Payment	Account Fee
Up to $250,000	$25
$250,000 to $1,499,999	$18
$1,500,000 to $4,999,999	$15
$5,000,000 and Over	$12

The Account Fee is reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges” in the Accumulation Activity section or as a component of “Annuity payments and contract charges” in the Annuitization Activity section.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 6% of the portion of the amount the contract participant surrenders that represents purchase payments made during the seven years immediately preceding the request for surrender. The surrender charge is reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
MB9	$2,500	$142,309
MB2	49,757	213,318
MB4	57,569	593,168
ME5	35,584	7,897
MD8	23,933	17,448
M96	18,301	57,948
MA6	20,539	110,766
MD6	968,880	1,156,562

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MB9	2,754	5,512	(2,758)
MB2	696	1,409	(713)
MB4	2,534	5,101	(2,567)
ME5	15	27	(12)
MD8	239	595	(356)
M96	—	1,465	(1,465)
MA6	—	1,561	(1,561)
MD6	1,328	18,196	(16,868)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MB9	—	8	(8)
MB2	—	294	(294)
MB4	6	168	(162)
ME5	29	1,326	(1,297)
MD8	—	77	(77)
M96	—	811	(811)
MA6	—	149	(149)
MD6	29	12,388	(12,359)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MB9
2025	93		$53.9132		$5,037	4.73%		1.25%			6.03%
2024	2,851		50.8469		144,972	4.43		1.25			1.49
2023	2,859		50.0988		143,244	3.96		1.25			7.52
2022	2,863		46.5952		133,415	2.91		1.25			(17.65)
2021	5,037		56.5826		285,015	2.43		1.25			(2.70)
MB2
2025	1,437	384.5683	to	333.7097	483,459	0.39	1.10	to	1.25	8.69	to	8.53
2024	2,150	353.8231	to	307.4857	664,633	0.21	1.10	to	1.25	15.05	to	14.88
2023	2,444	307.5274	to	267.6527	657,155	0.44	1.10	to	1.25	22.74	to	22.55
2022	2,470	250.5608	to	218.3949	541,752	0.36	1.10	to	1.25	(20.11)	to	(20.23)
2021	2,826	313.6450	to	273.7858	776,698	0.18	1.10	to	1.25	24.83	to	24.64
MB4
2025	1,724	214.1133	to	264.3814	448,787	0.37	0.95	to	1.25	12.50	to	12.17
2024	4,291	190.3183	to	235.6979	1,005,067	0.47	0.95	to	1.25	18.55	to	18.19
2023	4,453	160.5450	to	199.4209	880,784	0.86	0.95	to	1.25	18.03	to	17.68
2022	4,767	136.0194	to	169.4568	796,218	0.80	0.95	to	1.25	(17.12)	to	(17.37)
2021	6,125	164.1194	to	205.0714	1,241,804	0.66	0.95	to	1.25	25.63	to	25.26
ME5
2025	2,900	108.0326	to	142.7323	405,690	2.56	0.95	to	1.25	9.93	to	9.61
2024	2,912	98.2696	to	130.2192	371,600	2.30	0.95	to	1.25	6.59	to	6.28
2023	4,209	92.1905	to	122.5297	507,657	2.40	0.95	to	1.25	9.27	to	8.95
2022	4,637	84.3690	to	112.4665	512,828	1.75	0.95	to	1.25	(10.51)	to	(10.78)
2021	5,300	94.2799	to	126.0508	657,752	1.37	0.95	to	1.25	12.90	to	12.57
MD8
2025	27,241	18.9039	to	19.0335	516,614	3.78	0.95	to	1.25	2.88	to	2.58
2024	27,597	18.3743	to	18.5553	510,171	4.73	0.95	to	1.25	3.86	to	3.55
2023	27,674	17.6919	to	17.9197	493,942	4.49	0.95	to	1.25	3.61	to	3.30
2022	27,694	17.0753	to	17.3464	478,436	1.58	0.95	to	1.25	0.22	to	(0.07)
2021	7,673	17.0372	to	17.3590	131,191	—	0.95	to	1.25	(0.94)	to	(1.23)
M96
2025	11,269	38.4403	to	36.8244	418,392	4.28	0.95	to	1.25	5.98	to	5.67
2024	12,734	36.2701	to	34.8486	447,030	3.61	0.95	to	1.25	(0.18)	to	(0.48)
2023	13,545	36.3361	to	35.0167	477,385	1.50	0.95	to	1.25	3.17	to	2.86
2022	14,647	35.2202	to	34.0420	501,378	2.09	0.95	to	1.25	(13.08)	to	(13.34)
2021	15,257	40.5207	to	39.2813	602,360	2.18	0.95	to	1.25	(2.81)	to	(3.10)

DELAWARE LIFE VARIABLE ACCOUNT D

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA6
2025	4,249	$72.6827	to	$73.3646	$310,452	6.38%	0.95%	to	1.25%	7.62%	to	7.30%
2024	5,810	67.5343	to	68.3705	394,614	6.20	0.95	to	1.25	5.91	to	5.59
2023	5,959	63.7654	to	64.7483	382,885	5.76	0.95	to	1.25	11.35	to	11.02
2022	7,016	57.2641	to	58.3191	406,172	5.58	0.95	to	1.25	(11.36)	to	(11.62)
2021	7,213	64.5993	to	65.9846	472,104	4.99	0.95	to	1.25	2.51	to	2.21
MD6
2025	97,977	65.6393	to	62.5785	6,194,689	0.26	0.95	to	1.25	8.87	to	8.54
2024	114,845	60.2934	to	57.6526	6,685,152	0.35	0.95	to	1.25	15.16	to	14.82
2023	127,204	52.3548	to	50.2116	6,458,044	0.29	0.95	to	1.25	22.84	to	22.48
2022	139,538	42.6190	to	40.9955	5,782,974	0.10	0.95	to	1.25	(20.02)	to	(20.25)
2021	144,590	53.2851	to	51.4073	7,506,922	0.24	0.95	to	1.25	24.79	to	24.42

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.